ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE

9. ACCOUNTS PAYABLE

The accounts payable as of December 31, 2022 and 2021 consist of the following:

	December 31,	December 31,
	2022	2021
Accounts payable to suppliers	$1,614,871	1,659,501
Accounts payable for technical service	3,375,776
Total of other current assets	$4,990,647	1,659,501

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS